Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Unamortized debt discount, noncurrent	$ 1,965,113	$ 0
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,200,000,000	1,200,000,000
Commom stock, shares issued	10,962,319	3,331,916
Commom stock, shares outstanding	10,962,319	3,331,916
Common stock, shares to be issued	0	8,500
Series Z Preferred Stock [Member]
Preferred stock, shares authorized	500	500
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, stated value	$ 20,000	$ 20,000
Preferred stock shares issued	322	500
Preferred stock shares outstanding	322	500
Factoring [Member]
Unamortized debt discount, current	$ 1,221,022	$ 0
Non-Convertible Notes Payable [Member]
Unamortized debt discount, current	500,250	11,724
Convertible Notes Payable [Member]
Unamortized debt discount, current	$ 0	$ 31,255,497